UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9479

Name of Fund: The S&P 500 Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The S&P 500 Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                          4,102   Boeing Co.                                           $    335,995
                                                    1,970   General Dynamics Corp.                                    128,956
                                                      523   Goodrich Corp.                                             21,072
                                                    4,013   Honeywell International, Inc.                             161,724
                                                      687   L-3 Communications Holdings, Inc.                          51,814
                                                    1,689   Lockheed Martin Corp.                                     121,169
                                                    1,644   Northrop Grumman Corp.                                    105,315
                                                    2,354   Raytheon Co.                                              104,918
                                                    1,033   Rockwell Collins, Inc.                                     57,714
                                                    5,098   United Technologies Corp.                                 323,315
                                                                                                                 ------------
                                                                                                                    1,411,992
-----------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                      1,458   FedEx Corp.                                               170,382
                                                    5,700   United Parcel Service, Inc. Class B                       469,281
                                                                                                                 ------------
                                                                                                                      639,663
-----------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                     3,851   Southwest Airlines Co.                                     63,041
-----------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                 93   Cooper Tire & Rubber Co.                                    1,036
                                                    1,197   The Goodyear Tire & Rubber Co. (a)                         13,287
                                                    1,030   Johnson Controls, Inc.                                     84,687
                                                                                                                 ------------
                                                                                                                       99,010
-----------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                                  9,570   Ford Motor Co.                                             66,320
                                                    2,619   General Motors Corp. (e)                                   78,020
                                                    1,296   Harley-Davidson, Inc.                                      71,137
                                                                                                                 ------------
                                                                                                                      215,477
-----------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                                    3,656   Anheuser-Busch Cos., Inc.                                 166,677
                                                      554   Brown-Forman Corp. Class B                                 39,583
                                                   10,348   The Coca-Cola Co.                                         445,171
                                                    1,382   Coca-Cola Enterprises, Inc.                                28,151
                                                    1,200   Constellation Brands, Inc. Class A (a)                     30,000
                                                      348   Molson Coors Brewing Co. Class B                           23,622
                                                    1,000   Pepsi Bottling Group, Inc.                                 32,150
                                                    8,403   PepsiCo, Inc.                                             504,516
                                                                                                                 ------------
                                                                                                                    1,269,870
-----------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.9%                                5,855   Amgen, Inc. (a)                                           381,922
                                                    1,585   Biogen Idec, Inc. (a)                                      73,433
                                                    1,200   Genzyme Corp. (a)                                          73,260
                                                    2,100   Gilead Sciences, Inc. (a)                                 124,236
                                                    1,080   Medimmune, Inc. (a)                                        29,268
                                                                                                                 ------------
                                                                                                                      682,119
-----------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                            1,100   American Standard Cos., Inc.                               47,597
                                                    2,322   Masco Corp.                                                68,824
                                                                                                                 ------------
                                                                                                                      116,421
-----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%                              1,264   Ameriprise Financial, Inc.                                 56,463
                                                    3,590   The Bank of New York Co., Inc.                            115,598
                                                      510   The Bear Stearns Cos., Inc.                                71,441
                                                    5,572   The Charles Schwab Corp.                                   89,041
                                                    2,100   E*Trade Financial Corp. (a)                                47,922
                                                      700   Federated Investors, Inc. Class B                          22,050
                                                      709   Franklin Resources, Inc.                                   61,548
                                                    2,100   Goldman Sachs Group, Inc.                                 315,903
                                                    1,488   Janus Capital Group, Inc.                                  26,635

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                      700   Legg Mason, Inc.                                     $     69,664
                                                    2,660   Lehman Brothers Holdings, Inc.                            173,299
                                                    1,904   Mellon Financial Corp.                                     65,555
                                                    4,600   Merrill Lynch & Co., Inc. (c)                             319,976
                                                    5,437   Morgan Stanley                                            343,673
                                                      800   Northern Trust Corp.                                       44,240
                                                    1,622   State Street Corp.                                         94,222
                                                    1,590   T. Rowe Price Group, Inc.                                  60,118
                                                                                                                 ------------
                                                                                                                    1,977,348
-----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                      967   Air Products & Chemicals, Inc.                             61,811
                                                      262   Ashland, Inc.                                              17,475
                                                    4,667   The Dow Chemical Co.                                      182,153
                                                    4,353   E.I. du Pont de Nemours & Co.                             181,085
                                                      300   Eastman Chemical Co.                                       16,200
                                                    1,160   Ecolab, Inc.                                               47,073
                                                      941   Hercules, Inc. (a)                                         14,360
                                                      631   International Flavors & Fragrances, Inc.                   22,236
                                                    1,284   Monsanto Co.                                              108,100
                                                      829   PPG Industries, Inc.                                       54,714
                                                    1,836   Praxair, Inc.                                              99,144
                                                      513   Rohm & Haas Co.                                            25,712
                                                      500   Sigma-Aldrich Corp.                                        36,320
                                                                                                                 ------------
                                                                                                                      866,383
-----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.4%                             2,052   AmSouth Bancorp                                            54,275
                                                    2,844   BB&T Corp.                                                118,282
                                                      741   Comerica, Inc.                                             38,525
                                                    1,100   Commerce Bancorp, Inc.                                     39,237
                                                      767   Compass Bancshares, Inc.                                   42,645
                                                    2,490   Fifth Third Bancorp                                        92,006
                                                      400   First Horizon National Corp.                               16,080
                                                    1,640   Huntington Bancshares, Inc.                                38,671
                                                    2,109   KeyCorp                                                    75,249
                                                      500   M&T Bank Corp.                                             58,960
                                                    1,200   Marshall & Ilsley Corp.                                    54,888
                                                    2,623   National City Corp.                                        94,926
                                                    2,100   North Fork Bancorp., Inc.                                  63,357
                                                    1,361   PNC Financial Services Group, Inc.                         95,501
                                                    2,508   Regions Financial Corp.                                    83,065
                                                    1,727   SunTrust Banks, Inc.                                      131,701
                                                    1,909   Synovus Financial Corp.                                    51,123
                                                    9,143   U.S. Bancorp                                              282,336
                                                    8,438   Wachovia Corp.                                            456,327
                                                    8,366   Wells Fargo & Co.                                         561,191
                                                      570   Zions Bancorp.                                             44,426
                                                                                                                 ------------
                                                                                                                    2,492,771
-----------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.6%               1,494   Allied Waste Industries, Inc. (a)                          16,972
                                                      691   Avery Dennison Corp.                                       40,119
                                                    5,520   Cendant Corp.                                              89,921
                                                      660   Cintas Corp.                                               26,242
                                                      840   Equifax, Inc.                                              28,846
                                                      760   Monster Worldwide, Inc. (a)                                32,422

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                    1,332   Pitney Bowes, Inc.                                   $     55,012
                                                    1,284   RR Donnelley & Sons Co.                                    41,024
                                                      960   Robert Half International, Inc.                            40,320
                                                    2,535   Waste Management, Inc.                                     90,956
                                                                                                                 ------------
                                                                                                                      461,834
-----------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.2%                       454   ADC Telecommunications, Inc. (a)                            7,654
                                                    1,189   Andrew Corp. (a)                                           10,535
                                                    2,314   Avaya, Inc. (a)                                            26,426
                                                    1,415   Ciena Corp. (a)                                             6,806
                                                   30,794   Cisco Systems, Inc. (a)                                   601,407
                                                      866   Comverse Technology, Inc. (a)                              17,121
                                                    7,473   Corning, Inc. (a)                                         180,772
                                                    6,371   JDS Uniphase Corp. (a)                                     16,119
                                                    3,500   Juniper Networks, Inc. (a)                                 55,965
                                                   23,264   Lucent Technologies, Inc. (a)                              56,299
                                                   12,265   Motorola, Inc.                                            247,140
                                                    8,204   QUALCOMM, Inc.                                            328,734
                                                    1,758   Tellabs, Inc. (a)                                          23,399
                                                                                                                 ------------
                                                                                                                    1,578,377
-----------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.7%                      4,196   Apple Computer, Inc. (a)                                  239,676
                                                   11,249   Dell, Inc. (a)                                            274,588
                                                   11,674   EMC Corp. (a)                                             128,064
                                                   14,425   Hewlett-Packard Co.                                       456,984
                                                    8,041   International Business Machines Corp.                     617,710
                                                      565   Lexmark International, Inc. Class A (a)                    31,544
                                                    1,140   NCR Corp. (a)                                              41,770
                                                    1,691   Network Appliance, Inc. (a)                                59,692
                                                      620   QLogic Corp. (a)                                           10,689
                                                    1,100   Sandisk Corp. (a)                                          56,078
                                                   15,884   Sun Microsystems, Inc. (a)                                 65,919
                                                                                                                 ------------
                                                                                                                    1,982,714
-----------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                     345   Fluor Corp.                                                32,061
-----------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                         603   Vulcan Materials Co.                                       47,034
-----------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%                             6,222   American Express Co.                                      331,135
                                                    1,487   Capital One Financial Corp.                               127,064
                                                    2,175   SLM Corp.                                                 115,101
                                                                                                                 ------------
                                                                                                                      573,300
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                         700   Ball Corp.                                                 25,928
                                                      808   Bemis Co.                                                  24,741
                                                      491   Pactiv Corp. (a)                                           12,152
                                                      525   Sealed Air Corp.                                           27,342
                                                      674   Temple-Inland, Inc.                                        28,894
                                                                                                                 ------------
                                                                                                                      119,057
-----------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                 1,107   Genuine Parts Co.                                          46,118
-----------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                  700   Apollo Group, Inc. Class A (a)                             36,169
                                                    1,392   H&R Block, Inc.                                            33,213
                                                                                                                 ------------
                                                                                                                       69,382
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.4%              23,020   Bank of America Corp.                                   1,107,262
                                                    1,000   CIT Group, Inc.                                            52,290
                                                   24,981   Citigroup, Inc.                                         1,205,083

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   17,517   JPMorgan Chase & Co.                                 $    735,714
                                                    1,434   Moody's Corp.                                              78,096
                                                                                                                 ------------
                                                                                                                    3,178,445
-----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                      20,051   AT&T, Inc.                                                559,222
Services - 2.1%                                     8,851   BellSouth Corp.                                           320,406
                                                      511   CenturyTel, Inc.                                           18,984
                                                    1,880   Citizens Communications Co.                                24,534
                                                      738   Embarq Corp. (a)                                           30,251
                                                    8,493   Qwest Communications International, Inc. (a)               68,708
                                                   14,731   Verizon Communications, Inc.                              493,341
                                                                                                                 ------------
                                                                                                                    1,515,446
-----------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%                             930   Allegheny Energy, Inc. (a)                                 34,475
                                                    1,788   American Electric Power Co., Inc.                          61,239
                                                    1,575   Edison International                                       61,425
                                                      958   Entergy Corp.                                              67,779
                                                    3,472   Exelon Corp.                                              197,314
                                                    1,816   FPL Group, Inc.                                            75,146
                                                    1,554   FirstEnergy Corp.                                          84,242
                                                    2,102   PPL Corp.                                                  67,895
                                                      651   Pinnacle West Capital Corp.                                25,981
                                                    1,422   Progress Energy, Inc.                                      60,961
                                                    3,478   The Southern Co.                                          111,470
                                                                                                                 ------------
                                                                                                                      847,927
-----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                         1,000   American Power Conversion Corp.                            19,490
                                                      475   Cooper Industries Ltd. Class A                             44,137
                                                    2,038   Emerson Electric Co.                                      170,805
                                                    1,033   Rockwell Automation, Inc.                                  74,386
                                                                                                                 ------------
                                                                                                                      308,818
-----------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                              2,122   Agilent Technologies, Inc. (a)                             66,970
Instruments - 0.2%                                  1,060   Jabil Circuit, Inc.                                        27,136
                                                    1,001   Molex, Inc.                                                33,604
                                                    2,037   Sanmina-SCI Corp. (a)                                       9,370
                                                    5,778   Solectron Corp. (a)                                        19,761
                                                      687   Symbol Technologies, Inc.                                   7,413
                                                      658   Tektronix, Inc.                                            19,358
                                                                                                                 ------------
                                                                                                                      183,612
-----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.6%                  1,400   BJ Services Co.                                            52,164
                                                    1,569   Baker Hughes, Inc.                                        128,423
                                                    2,544   Halliburton Co.                                           188,790
                                                    1,460   Nabors Industries Ltd. (a)                                 49,333
                                                      980   National Oilwell Varco, Inc. (a)                           62,054
                                                      600   Noble Corp.                                                44,652
                                                      415   Rowan Cos., Inc.                                           14,770
                                                    6,132   Schlumberger Ltd.                                         399,255
                                                    1,601   Transocean, Inc. (a)                                      128,592
                                                    1,600   Weatherford International Ltd. (a)                         79,392
                                                                                                                 ------------
                                                                                                                    1,147,425
-----------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%                     4,206   CVS Corp.                                                 129,124
                                                    2,164   Costco Wholesale Corp.                                    123,629
                                                    3,345   The Kroger Co.                                             73,122

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                    1,194   SUPERVALU, Inc.                                      $     36,656
                                                    2,903   SYSCO Corp.                                                88,716
                                                    2,124   Safeway, Inc.                                              55,224
                                                   12,608   Wal-Mart Stores, Inc.                                     607,327
                                                    5,104   Walgreen Co.                                              228,863
                                                      800   Whole Foods Market, Inc.                                   51,712
                                                                                                                 ------------
                                                                                                                    1,394,373
-----------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                                3,007   Archer-Daniels-Midland Co.                                124,129
                                                      687   Campbell Soup Co.                                          25,495
                                                    2,185   ConAgra Foods, Inc.                                        48,310
                                                      800   Dean Foods Co. (a)                                         29,752
                                                    1,674   General Mills, Inc.                                        86,479
                                                    1,958   HJ Heinz Co.                                               80,709
                                                    1,016   The Hershey Co.                                            55,951
                                                    1,163   Kellogg Co.                                                56,324
                                                      500   McCormick & Co., Inc.                                      16,775
                                                    3,474   Sara Lee Corp.                                             55,653
                                                    1,600   Tyson Foods, Inc. Class A                                  23,776
                                                    1,220   Wm. Wrigley Jr. Co.                                        55,339
                                                                                                                 ------------
                                                                                                                      658,692
-----------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                   86   Nicor, Inc.                                                 3,569
                                                       17   Peoples Energy Corp.                                          610
                                                                                                                 ------------
                                                                                                                        4,179
-----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.2%               217   Bausch & Lomb, Inc.                                        10,642
                                                    3,284   Baxter International, Inc.                                120,720
                                                    1,361   Becton Dickinson & Co.                                     83,198
                                                    1,131   Biomet, Inc.                                               35,389
                                                    5,623   Boston Scientific Corp. (a)                                94,691
                                                      458   CR Bard, Inc.                                              33,553
                                                      969   Hospira, Inc. (a)                                          41,609
                                                    6,048   Medtronic, Inc.                                           283,772
                                                    1,696   St. Jude Medical, Inc. (a)                                 54,984
                                                    1,380   Stryker Corp.                                              58,112
                                                    1,177   Zimmer Holdings, Inc. (a)                                  66,759
                                                                                                                 ------------
                                                                                                                      883,429
-----------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.2%             2,780   Aetna, Inc.                                               111,005
                                                      880   AmerisourceBergen Corp.                                    36,890
                                                    2,113   Cardinal Health, Inc.                                     135,929
                                                    2,296   Caremark Rx, Inc.                                         114,502
                                                      596   Cigna Corp.                                                58,712
                                                      750   Coventry Health Care, Inc. (a)                             41,205
                                                      700   Express Scripts, Inc. (a)                                  50,218
                                                    1,901   HCA, Inc.                                                  82,028
                                                    1,500   Health Management Associates, Inc. Class A                 29,565
                                                      758   Humana, Inc. (a)                                           40,705
                                                      800   Laboratory Corp. of America Holdings (a)                   49,784
                                                      267   Manor Care, Inc.                                           12,528
                                                    1,474   McKesson Corp.                                             69,691
                                                    1,686   Medco Health Solutions, Inc. (a)                           96,574
                                                      900   Patterson Cos., Inc. (a)                                   31,437
                                                    1,000   Quest Diagnostics, Inc.                                    59,920

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                    2,705   Tenet Healthcare Corp. (a)                           $     18,881
                                                    6,980   UnitedHealth Group, Inc.                                  312,564
                                                    3,304   WellPoint, Inc. (a)                                       240,432
                                                                                                                 ------------
                                                                                                                    1,592,570
-----------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.1%                       1,319   IMS Health, Inc.                                           35,415
-----------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%                2,014   Carnival Corp.                                             84,064
                                                      640   Darden Restaurants, Inc.                                   25,216
                                                      805   Harrah's Entertainment, Inc.                               57,300
                                                    1,929   Hilton Hotels Corp.                                        54,552
                                                    1,900   International Game Technology                              72,086
                                                    1,598   Marriott International, Inc. Class A                       60,916
                                                    6,066   McDonald's Corp.                                          203,818
                                                    3,608   Starbucks Corp. (a)                                       136,238
                                                    1,015   Starwood Hotels & Resorts Worldwide, Inc.                  61,245
                                                      434   Wendy's International, Inc.                                25,298
                                                    1,636   Yum! Brands, Inc.                                          82,242
                                                                                                                 ------------
                                                                                                                      862,975
-----------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                             360   Black & Decker Corp.                                       30,406
                                                      544   Centex Corp.                                               27,363
                                                    1,500   DR Horton, Inc.                                            35,730
                                                      817   Fortune Brands, Inc.                                       58,015
                                                      400   Harman International Industries, Inc.                      34,148
                                                      294   KB HOME                                                    13,480
                                                    1,028   Leggett & Platt, Inc.                                      25,679
                                                      940   Lennar Corp. Class A                                       41,708
                                                    1,690   Newell Rubbermaid, Inc.                                    43,653
                                                    1,136   Pulte Homes, Inc.                                          32,705
                                                      472   Snap-On, Inc.                                              19,078
                                                      496   The Stanley Works                                          23,421
                                                      440   Whirlpool Corp.                                            36,366
                                                                                                                 ------------
                                                                                                                      421,752
-----------------------------------------------------------------------------------------------------------------------------
Household Products - 1.7%                             606   Clorox Co.                                                 36,948
                                                    2,449   Colgate-Palmolive Co.                                     146,695
                                                    2,214   Kimberly-Clark Corp.                                      136,604
                                                   16,170   The Procter & Gamble Co.                                  899,052
                                                                                                                 ------------
                                                                                                                    1,219,299
-----------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                                    700   Affiliated Computer Services, Inc. Class A (a)             36,127
                                                    2,640   Automatic Data Processing, Inc.                           119,724
                                                    1,034   Computer Sciences Corp. (a)                                50,087
                                                    1,085   Convergys Corp. (a)                                        21,158
                                                    2,733   Electronic Data Systems Corp.                              65,756
                                                    3,707   First Data Corp.                                          166,963
                                                      832   Fiserv, Inc. (a)                                           37,740
                                                    1,525   Paychex, Inc.                                              59,445
                                                      467   Sabre Holdings Corp. Class A                               10,274
                                                    2,115   Unisys Corp. (a)                                           13,282
                                                                                                                 ------------
                                                                                                                      580,556
-----------------------------------------------------------------------------------------------------------------------------
Independent Power Producers                         3,438   The AES Corp. (a)                                          63,431
& Energy Traders - 0.4%                             1,007   Constellation Energy Group, Inc.                           54,902
                                                    2,141   Dynegy, Inc. Class A (a)                                   11,711

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                    2,308   TXU Corp.                                            $    137,995
                                                                                                                 ------------
                                                                                                                      268,039
-----------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.2%                     3,830   3M Co.                                                    309,349
                                                   52,432   General Electric Co.                                    1,728,159
                                                      543   Textron, Inc.                                              50,054
                                                   10,126   Tyco International Ltd.                                   278,465
                                                                                                                 ------------
                                                                                                                    2,366,027
-----------------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%                                    1,800   ACE Ltd.                                                   91,062
                                                      440   AMBAC Financial Group, Inc.                                35,684
                                                    1,794   AON Corp.                                                  62,467
                                                    2,673   Aflac, Inc.                                               123,894
                                                    3,145   The Allstate Corp.                                        172,126
                                                   13,067   American International Group, Inc.                        771,606
                                                    1,912   Chubb Corp.                                                95,409
                                                    1,098   Cincinnati Financial Corp.                                 51,617
                                                    2,100   Genworth Financial, Inc. Class A                           73,164
                                                    1,422   Hartford Financial Services Group, Inc.                   120,301
                                                    1,795   Lincoln National Corp.                                    101,310
                                                    2,394   Loews Corp.                                                84,867
                                                      591   MBIA, Inc.                                                 34,603
                                                    2,452   Marsh & McLennan Cos., Inc.                                65,934
                                                    3,602   MetLife, Inc.                                             184,458
                                                    1,600   Principal Financial Group, Inc.                            89,040
                                                    4,400   The Progressive Corp.                                     113,124
                                                    2,400   Prudential Financial, Inc.                                186,480
                                                      765   Safeco Corp.                                               43,108
                                                    3,325   The St. Paul Travelers Cos., Inc.                         148,229
                                                      477   Torchmark Corp.                                            28,963
                                                    1,796   UnumProvident Corp.                                        32,561
                                                      805   XL Capital Ltd. Class A                                    49,347
                                                                                                                 ------------
                                                                                                                    2,759,354
-----------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%                    1,800   Amazon.com, Inc. (a)                                       69,624
-----------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.2%                 5,900   eBay, Inc. (a)                                            172,811
                                                    1,030   Google, Inc. Class A (a)                                  431,910
                                                    1,600   VeriSign, Inc. (a)                                         37,072
                                                    6,156   Yahoo!, Inc. (a)                                          203,148
                                                                                                                 ------------
                                                                                                                      844,941
-----------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                   323   Brunswick Corp.                                            10,740
                                                    1,284   Eastman Kodak Co.                                          30,534
                                                    1,173   Hasbro, Inc.                                               21,243
                                                    2,329   Mattel, Inc.                                               38,452
                                                                                                                 ------------
                                                                                                                      100,969
-----------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%               1,196   Applera Corp. - Applied Biosystems Group                   38,691
                                                      700   Fisher Scientific International (a)                        51,135
                                                      336   Millipore Corp. (a)                                        21,165
                                                      922   PerkinElmer, Inc.                                          19,270
                                                      977   Thermo Electron Corp. (a)                                  35,406
                                                      700   Waters Corp. (a)                                           31,080
                                                                                                                 ------------
                                                                                                                      196,747
-----------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                                    3,290   Caterpillar, Inc.                                         245,039

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                      164   Cummins, Inc.                                        $     20,049
                                                    1,246   Danaher Corp.                                              80,143
                                                    1,179   Deere & Co.                                                98,435
                                                    1,177   Dover Corp.                                                58,179
                                                      894   Eaton Corp.                                                67,408
                                                      848   ITT Corp.                                                  41,976
                                                    1,952   Illinois Tool Works, Inc.                                  92,720
                                                    1,508   Ingersoll-Rand Co. Class A                                 64,512
                                                        1   Kadant, Inc. (a)                                               23
                                                      422   Navistar International Corp. (a)                           10,385
                                                      931   PACCAR, Inc.                                               76,696
                                                      855   Pall Corp.                                                 23,940
                                                      768   Parker Hannifin Corp.                                      59,597
                                                                                                                 ------------
                                                                                                                      939,102
-----------------------------------------------------------------------------------------------------------------------------
Media - 2.8%                                        3,841   CBS Corp. Class B                                         103,899
                                                    2,921   Clear Channel Communications, Inc.                         90,405
                                                   10,927   Comcast Corp. Class A (a)                                 357,750
                                                      151   Dow Jones & Co., Inc.                                       5,287
                                                      500   EW Scripps Co. Class A                                     21,570
                                                    1,087   Gannett Co., Inc.                                          60,796
                                                    1,953   Interpublic Group of Cos., Inc. (a)                        16,308
                                                    2,060   The McGraw-Hill Cos., Inc.                                103,474
                                                      394   Meredith Corp.                                             19,519
                                                      505   The New York Times Co. Class A                             12,393
                                                   12,300   News Corp. Class A                                        235,914
                                                      877   Omnicom Group                                              78,132
                                                   21,220   Time Warner, Inc.                                         367,106
                                                    1,369   Tribune Co.                                                44,397
                                                    1,405   Univision Communications, Inc. Class A (a)                 47,068
                                                    3,541   Viacom, Inc. Class B (a)                                  126,909
                                                   10,861   Walt Disney Co.                                           325,830
                                                                                                                 ------------
                                                                                                                    2,016,757
-----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                              4,599   Alcoa, Inc.                                               148,824
                                                      316   Allegheny Technologies, Inc.                               21,880
                                                      768   Freeport-McMoRan Copper & Gold, Inc. Class B               42,555
                                                    2,096   Newmont Mining Corp.                                      110,941
                                                    1,448   Nucor Corp.                                                78,554
                                                      998   Phelps Dodge Corp.                                         81,996
                                                      535   United States Steel Corp.                                  37,514
                                                                                                                 ------------
                                                                                                                      522,264
-----------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                                958   Ameren Corp.                                               48,379
                                                    1,372   CMS Energy Corp. (a)                                       17,754
                                                    1,964   Centerpoint Energy, Inc.                                   24,550
                                                    1,065   Consolidated Edison, Inc.                                  47,329
                                                    1,028   DTE Energy Co.                                             41,881
                                                    1,654   Dominion Resources, Inc.                                  123,703
                                                    6,542   Duke Energy Corp.                                         192,139
                                                    1,100   KeySpan Corp.                                              44,440
                                                    1,688   NiSource, Inc.                                             36,866
                                                    1,637   PG&E Corp.                                                 64,301
                                                    1,378   Public Service Enterprise Group, Inc.                      91,113

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                    1,481   Sempra Energy                                        $     67,356
                                                    1,345   TECO Energy, Inc.                                          20,094
                                                    2,361   Xcel Energy, Inc.                                          45,284
                                                                                                                 ------------
                                                                                                                      865,189
-----------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                               835   Big Lots, Inc. (a)                                         14,262
                                                      171   Dillard's, Inc. Class A                                     5,446
                                                    1,338   Dollar General Corp.                                       18,705
                                                      685   Family Dollar Stores, Inc.                                 16,735
                                                    2,600   Federated Department Stores                                95,160
                                                    1,266   JC Penney Co., Inc.                                        85,468
                                                    1,694   Kohl's Corp. (a)                                          100,149
                                                    1,022   Nordstrom, Inc.                                            37,303
                                                      526   Sears Holdings Corp. (a)                                   81,446
                                                    4,491   Target Corp.                                              219,475
                                                                                                                 ------------
                                                                                                                      674,149
-----------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                           5,081   Xerox Corp. (a)                                            70,677
-----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 6.4%                  2,340   Anadarko Petroleum Corp.                                  111,595
                                                    1,586   Apache Corp.                                              108,245
                                                    2,100   Chesapeake Energy Corp.                                    63,525
                                                   11,326   Chevron Corp.                                             702,892
                                                    8,426   ConocoPhillips                                            552,156
                                                    1,100   Consol Energy, Inc.                                        51,392
                                                    2,270   Devon Energy Corp.                                        137,131
                                                    1,100   EOG Resources, Inc.                                        76,274
                                                    3,107   El Paso Corp.                                              46,605
                                                   30,468   Exxon Mobil Corp.                                       1,869,212
                                                    1,071   Hess Corp.                                                 56,602
                                                      942   Kerr-McGee Corp.                                           65,328
                                                      428   Kinder Morgan, Inc.                                        42,753
                                                    1,729   Marathon Oil Corp.                                        144,026
                                                      700   Murphy Oil Corp.                                           39,102
                                                    2,021   Occidental Petroleum Corp.                                207,254
                                                      590   Sunoco, Inc.                                               40,881
                                                    3,100   Valero Energy Corp.                                       206,212
                                                    3,022   Williams Cos., Inc.                                        70,594
                                                    1,866   XTO Energy, Inc.                                           82,608
                                                                                                                 ------------
                                                                                                                    4,674,387
-----------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                      2,436   International Paper Co.                                    78,683
                                                      414   Louisiana-Pacific Corp.                                     9,067
                                                    1,162   MeadWestvaco Corp.                                         32,455
                                                    1,136   Weyerhaeuser Co.                                           70,716
                                                                                                                 ------------
                                                                                                                      190,921
-----------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                              527   Alberto-Culver Co. Class B                                 25,675
                                                    2,078   Avon Products, Inc.                                        64,418
                                                                                                                 ------------
                                                                                                                       90,093
-----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.1%                              7,691   Abbott Laboratories                                       335,405
                                                      687   Allergan, Inc.                                             73,688
                                                      600   Barr Pharmaceuticals, Inc. (a)                             28,614
                                                    9,477   Bristol-Myers Squibb Co.                                  245,075
                                                    5,637   Eli Lilly & Co.                                           311,557
                                                    1,740   Forest Laboratories, Inc. (a)                              67,321

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                   14,884   Johnson & Johnson                                    $    891,849
                                                    1,536   King Pharmaceuticals, Inc. (a)                             26,112
                                                   10,870   Merck & Co., Inc.                                         395,994
                                                    1,300   Mylan Laboratories                                         26,000
                                                   36,938   Pfizer, Inc.                                              866,935
                                                    7,103   Schering-Plough Corp.                                     135,170
                                                      426   Watson Pharmaceuticals, Inc. (a)                            9,917
                                                    6,657   Wyeth                                                     295,637
                                                                                                                 ------------
                                                                                                                    3,709,274
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                         300   Apartment Investment & Management Co. Class A              13,035
(REITs) - 0.7%                                      1,300   Archstone-Smith Trust                                      66,131
                                                      500   Boston Properties, Inc.                                    45,200
                                                    2,100   Equity Office Properties Trust                             76,671
                                                    1,300   Equity Residential                                         58,149
                                                        1   Host Marriott Corp.                                            22
                                                    1,200   Kimco Realty Corp.                                         43,788
                                                    1,100   Plum Creek Timber Co., Inc.                                39,050
                                                    1,400   ProLogis                                                   72,968
                                                      300   Public Storage, Inc.                                       22,770
                                                      800   Simon Property Group, Inc.                                 66,352
                                                      500   Vornado Realty Trust                                       48,775
                                                                                                                 ------------
                                                                                                                      552,911
-----------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                                  1,822   Burlington Northern Santa Fe Corp.                        144,394
                                                      995   CSX Corp.                                                  70,088
                                                    2,156   Norfolk Southern Corp.                                    114,742
                                                      193   Ryder System, Inc.                                         11,277
                                                    1,276   Union Pacific Corp.                                       118,617
                                                                                                                 ------------
                                                                                                                      459,118
-----------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                      2,276   Advanced Micro Devices, Inc. (a)                           55,580
Equipment - 2.1%                                    1,613   Altera Corp. (a)                                           28,308
                                                    2,087   Analog Devices, Inc.                                       67,076
                                                    7,846   Applied Materials, Inc.                                   127,733
                                                    2,187   Broadcom Corp. Class A (a)                                 65,719
                                                    2,129   Freescale Semiconductor, Inc. Class B (a)                  62,593
                                                   29,721   Intel Corp.                                               563,213
                                                      906   Kla-Tencor Corp.                                           37,662
                                                    2,208   LSI Logic Corp. (a)                                        19,762
                                                    1,404   Linear Technology Corp.                                    47,020
                                                    1,504   Maxim Integrated Products, Inc.                            48,293
                                                    3,414   Micron Technology, Inc. (a)                                51,415
                                                    1,970   National Semiconductor Corp.                               46,985
                                                      570   Novellus Systems, Inc. (a)                                 14,079
                                                    1,400   Nvidia Corp. (a)                                           29,806
                                                      310   PMC-Sierra, Inc. (a)                                        2,914
                                                    1,218   Teradyne, Inc. (a)                                         16,967
                                                    8,310   Texas Instruments, Inc.                                   251,710
                                                    1,560   Xilinx, Inc.                                               35,334
                                                                                                                 ------------
                                                                                                                    1,572,169
-----------------------------------------------------------------------------------------------------------------------------
Software - 2.5%                                     3,122   Adobe Systems, Inc. (a)(e)                                 94,784
                                                    1,044   Autodesk, Inc. (a)                                         35,976
                                                    1,285   BMC Software, Inc. (a)                                     30,712

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                   Shares
Industry                                             Held   Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                                                    2,434   CA, Inc.                                             $     50,019
                                                    1,029   Citrix Systems, Inc. (a)                                   41,304
                                                    2,218   Compuware Corp. (a)                                        14,861
                                                    1,500   Electronic Arts, Inc. (a)                                  64,560
                                                      840   Intuit, Inc. (a)                                           50,728
                                                   44,226   Microsoft Corp.                                         1,030,447
                                                    1,320   Novell, Inc. (a)                                            8,752
                                                   19,358   Oracle Corp. (a)                                          280,497
                                                      749   Parametric Technology Corp. (a)                             9,520
                                                    5,133   Symantec Corp. (a)                                         79,767
                                                                                                                 ------------
                                                                                                                    1,791,927
-----------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                             1,147   AutoNation, Inc. (a)                                       24,592
                                                      265   AutoZone, Inc. (a)                                         23,373
                                                    1,330   Bed Bath & Beyond, Inc. (a)                                44,116
                                                    1,979   Best Buy Co., Inc.                                        108,528
                                                      623   Circuit City Stores, Inc.                                  16,958
                                                    3,118   The Gap, Inc.                                              54,253
                                                   10,465   Home Depot, Inc.                                          374,542
                                                    1,998   Limited Brands                                             51,129
                                                    3,820   Lowe's Cos., Inc.                                         231,759
                                                    1,783   Office Depot, Inc. (a)                                     67,754
                                                      213   OfficeMax, Inc.                                             8,680
                                                      782   RadioShack Corp.                                           10,948
                                                      748   The Sherwin-Williams Co.                                   35,515
                                                    3,451   Staples, Inc.                                              83,928
                                                    2,130   TJX Cos., Inc.                                             48,692
                                                      664   Tiffany & Co.                                              21,925
                                                                                                                 ------------
                                                                                                                    1,206,692
-----------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%             2,100   Coach, Inc. (a)                                            62,790
                                                      800   Jones Apparel Group, Inc.                                  25,432
                                                      686   Liz Claiborne, Inc.                                        25,423
                                                      924   Nike, Inc. Class B                                         74,844
                                                      565   VF Corp.                                                   38,375
                                                                                                                 ------------
                                                                                                                      226,864
-----------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%                   3,098   Countrywide Financial Corp.                               117,972
                                                    4,817   Fannie Mae                                                231,698
                                                    3,244   Freddie Mac                                               184,940
                                                    1,226   Golden West Financial Corp.                                90,969
                                                      422   MGIC Investment Corp.                                      27,430
                                                    2,205   Sovereign Bancorp, Inc.                                    44,784
                                                    5,271   Washington Mutual, Inc.                                   240,252
                                                                                                                 ------------
                                                                                                                      938,045
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.1%                                     10,516   Altria Group, Inc.                                        772,190
                                                      300   Reynolds American, Inc.                                    34,590
                                                      705   UST, Inc.                                                  31,859
                                                                                                                 ------------
                                                                                                                      838,639
-----------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%               349   WW Grainger, Inc.                                          26,255
-----------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                          1,808   Alltel Corp.                                              115,405
Services - 0.6%                                    14,774   Sprint Nextel Corp.                                       295,332
                                                                                                                 ------------
                                                                                                                      410,737
-----------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks
                                                            (Cost - $52,896,913) - 79.6%                           57,960,756
-----------------------------------------------------------------------------------------------------------------------------

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2006

                                               Beneficial
                                                 Interest   Short-Term Securities                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                              $ 1,486,727   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                            Series I, 4.78% (b)(c)                               $  1,486,727
                                                   82,250   Merrill Lynch Liquidity Series, LLC Money Market
                                                            Series, 5.22%  (b)(c)(d)                                   82,250
-----------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost - $1,568,977) - 2.1%                              1,568,977
-----------------------------------------------------------------------------------------------------------------------------

                                                Number of
                                                Contracts   Options Purchased
-----------------------------------------------------------------------------------------------------------------------------
                                                   54,651   S&P European, expiring October 2007
                                                            at USD 1,630                                           13,462,897
-----------------------------------------------------------------------------------------------------------------------------
                                                            Total Options Purchased
                                                            (Premiums Paid - $10,465,188) - 18.5%                  13,462,897
-----------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost - $64,931,078*) - 100.2%       72,992,630

                                                            Liabilities in Excess of Other Assets - (0.2%)           (137,685)
                                                                                                                 ------------
                                                            Net Assets - 100.0%                                  $ 72,854,945
                                                                                                                 ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 66,002,199
                                                                   ============
      Gross unrealized appreciation                                $ 17,794,786
      Gross unrealized depreciation                                 (10,804,355)
                                                                   ------------
      Net unrealized appreciation                                  $  6,990,431
                                                                   ============

(a)   Non-income producing security.
(b)   Represents the current yield as of 6/30/2006.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows: Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------
                                                                                   Dividend/Interest
      Affiliate                                                    Net Activity          Income
      ----------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                                            (100)        $  3,265
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $ (3,863,950)        $ 33,960
      Merrill Lynch Liquidity Series, LLC Money Market Series      $     52,250         $    373
      ----------------------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration         Face       Unrealized
      Contracts       Issue               Date            Value     Appreciation
      --------------------------------------------------------------------------
          4        S&P 500 Index     September 2006    $ 1,265,126  $     14,274
      --------------------------------------------------------------------------

o     Currency Abbreviations:

      USD  U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The S&P 500 Protected Equity Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The S&P 500 Protected Equity Fund, Inc.

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The S&P 500 Protected Equity Fund, Inc.

Date: August 23, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    The S&P 500 Protected Equity Fund, Inc.

Date: August 23, 2006